Others - Financial instruments, schedule of significant financial assets and liabilities denominated in foreign currencies (Details)
€ in Thousands, ¥ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 JPY (¥)	Dec. 31, 2022 CNY (¥)
Financial instruments
Currency Amount, Assets	$ 161,646	$ 200,811
Currency Amount, Liabilities	10,406	9,396
Foreign exchange gains (losses)	34	1,303	$ (893)
Foreign exchange risk | USD:NTD
Financial instruments
Currency Amount, Assets		22,660					$ 695,889
Currency Amount, Liabilities		$ 2,620					$ 80,460
Exchange rate		30.71					30.71	30.71	30.71	30.71
Degree of Variation, Assets		1.00%
Degree of Variation, Liabilities		1.00%
Effect on profit or loss, Assets		$ 227
Effect on profit or loss, Liabilities		26
Foreign exchange risk | EUR:NTD
Financial instruments
Currency Amount, Assets		$ 888					$ 27,256	€ 833
Exchange rate		32.72					32.72	32.72	32.72	32.72
Degree of Variation, Assets		1.00%
Effect on profit or loss, Assets		$ 9
Foreign exchange risk | JPY:NTD
Financial instruments
Currency Amount, Assets		$ 3,271					$ 100,454		¥ 436,755
Exchange rate		0.23					0.23	0.23	0.23	0.23
Degree of Variation, Assets		1.00%
Effect on profit or loss, Assets		$ 33
Foreign exchange risk | USD:JPY
Financial instruments
Currency Amount, Liabilities	$ 168	$ 221				¥ 23,754			¥ 29,203
Exchange rate	141.39	132.14		141.39	141.39	141.39	132.14	132.14	132.14	132.14
Degree of Variation, Liabilities	1.00%	1.00%
Effect on profit or loss, Liabilities	$ 2	$ 2
Foreign exchange risk | USD:RMB
Financial instruments
Currency Amount, Liabilities		$ 65								¥ 453
Exchange rate		6.97					6.97	6.97	6.97	6.97
Degree of Variation, Liabilities		1.00%
Effect on profit or loss, Liabilities		$ 1
Foreign exchange risk | NTD:USD
Financial instruments
Currency Amount, Assets	$ 2,579			$ 79,097
Exchange rate	0.0326			0.0326	0.0326	0.0326
Degree of Variation, Assets	1.00%
Effect on profit or loss, Assets	$ 26
Foreign exchange risk | EUR:USD
Financial instruments
Currency Amount, Assets	735				€ 664
Currency Amount, Liabilities	$ 153				€ 138
Exchange rate	1.1064			1.1064	1.1064	1.1064
Degree of Variation, Assets	1.00%
Degree of Variation, Liabilities	1.00%
Effect on profit or loss, Assets	$ 7
Effect on profit or loss, Liabilities	2
Foreign exchange risk | JPY:USD
Financial instruments
Currency Amount, Assets	$ 2,252					¥ 317,217
Exchange rate	0.0071			0.0071	0.0071	0.0071
Degree of Variation, Assets	1.00%
Effect on profit or loss, Assets	$ 23